CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income	$ 133,807	$ 29,523	$ 38,766
Other comprehensive (loss) income:
Foreign currency translation adjustments, net of tax of nil	48,438	(6,702)	(26,356)
Total other comprehensive (loss) income	48,438	(6,702)	(26,356)
Comprehensive income	182,245	22,821	12,410
Comprehensive income attributable to non-controlling interest	6,845	1	501
Comprehensive income attributable to Daqo New Energy Corp. shareholders	$ 175,400	$ 22,820	$ 11,909